CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ (2,684,903)	$ (4,566,187)	$ (3,778,329)
Loss from operations	(934,523)	(1,548,938)	(1,170,690)
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
General and administrative expenses	(1,595,546)	(3,471,403)	(3,016,735)
Loss from operations	(1,595,546)	(3,471,403)	(3,016,735)
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	1,998,855
Net loss and comprehensive loss attributable to the Company	$ (4,872,366)	$ (1,996,536)	$ (1,017,880)